Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Data

(in thousands, except per share amounts)	First Quarter	Second Quarter		Third Quarter		Fourth Quarter

Fiscal Year 2011:
Net sales	$1,375,513	$1,446,751		$1,382,558		$1,406,874
Gross profit	1,011,071	1,051,828	(a)	1,012,443	(c)	$1,004,143	(e)
Net earnings	233,428	240,894	(b)	226,472	(d)	$124,999	(f)
Basic net earnings per share	$0.72	$0.73		$0.70		$0.39
Diluted net earnings per share	$0.71	$0.72		$0.69		$0.39

Fiscal Year 2010:
Net sales	$1,261,696	$1,312,769		$1,239,905		$1,350,401
Gross profit	940,527	967,467		900,086		946,580	(h)
Net earnings	238,569	254,038		208,385	(g)	206,444	(i)
Basic net earnings per share	$0.73	$0.78		$0.63		$0.62
Diluted net earnings per share	$0.73	$0.77		$0.63		$0.62

(a)	Includes pre-tax special charges of $11.0 million associated with restructuring activities to realign certain activities in the Company's CRM business.
(b)

Includes after-tax special charges of $29.0 million associated with restructuring activities to realign certain activities in the Company's CRM business and after-tax IPR&D charges of $2.8 million associated with the Company's acquisition of certain pre-development technology assets.

(c)	Includes pre-tax special charges of $7.2 million associated with restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.

(d)	Includes after-tax special charges of $20.9 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
(e)	Includes pre-tax special charges of $29.3 million associated with restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
(f)

Includes after-tax special charges of $71.0 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations, after-tax special charges of $30.4 million for intangible asset impairment charges and $38.4 million of after-tax accounts receivable allowance charges for collection risk in Europe.

(g)	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.
(h)	Includes pre-tax special charges of $27.9 million primarily related to inventory obsolescence charges resulting from excess ICD inventory.
(i)

Includes after-tax special charges of $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.